Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000027439 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027439 [Member] | U S Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027439 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027439 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027439 [Member] | U S Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027439 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027439 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027439 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027439 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027439 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027439 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027439 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000027439 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027439 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027439 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027439 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027439 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000027439 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000027439 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027439 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027439 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000027439 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027440 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000027440 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027440 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027440 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027440 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027440 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027440 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027440 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027440 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027440 [Member] | W W Grainger Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027440 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027440 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000027440 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000027440 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000027440 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027440 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000027440 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000027440 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000027440 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027440 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027440 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027441 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000027441 [Member] | U S Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000027441 [Member] | U S Treasury Note Top Ten Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027441 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027441 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027441 [Member] | U S Treasury Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027441 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027441 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027441 [Member] | U S Treasury Inflation Indexed Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027441 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027441 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027441 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000027441 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000027441 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027441 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027441 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027441 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000027441 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000027441 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027441 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027441 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027441 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000027441 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027444 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000027444 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027444 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027444 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027444 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027444 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027444 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027444 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027444 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027444 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027444 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027444 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000027444 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000027444 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000027444 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000027444 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027444 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000027444 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000027444 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027444 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027444 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027445 [Member] | Haemonetics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027445 [Member] | Watts Water Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027445 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027445 [Member] | Qualys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027445 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027445 [Member] | UFP Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027445 [Member] | Donaldson Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027445 [Member] | Littelfuse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027445 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027445 [Member] | International Bancshares Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027445 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027445 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000027445 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000027445 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027445 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000027445 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027445 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000027445 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000027445 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027445 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027445 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000052650 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000052650 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052650 [Member] | FactSet Research Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000052650 [Member] | Essential Utilities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052650 [Member] | Mettler Toledo International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052650 [Member] | Sysco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052650 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052650 [Member] | BJs Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052650 [Member] | American Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000052650 [Member] | AptarGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000052650 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000052650 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000052650 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000052650 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000052650 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000052650 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000052650 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000052650 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000052650 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000052650 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000052650 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102803 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102803 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102803 [Member] | Eversource Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000102803 [Member] | FactSet Research Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000102803 [Member] | Essential Utilities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102803 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102803 [Member] | Mettler Toledo International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102803 [Member] | Sysco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102803 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102803 [Member] | BJs Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102803 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102803 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000102803 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000102803 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102803 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000102803 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000102803 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000102803 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000102803 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000102803 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000102803 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106778 [Member] | Qualys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106778 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106778 [Member] | FactSet Research Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106778 [Member] | BJs Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106778 [Member] | Allegion PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106778 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106778 [Member] | AptarGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106778 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106778 [Member] | Nordson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106778 [Member] | Magnolia Oil And Gas Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106778 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106778 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000106778 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000106778 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000106778 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000106778 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000106778 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000106778 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000106778 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000106778 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106778 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000106779 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106779 [Member] | Qualys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106779 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106779 [Member] | FactSet Research Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106779 [Member] | BJs Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106779 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000106779 [Member] | Allegion PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106779 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106779 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106779 [Member] | Paycom Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106779 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000106779 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000106779 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000106779 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000106779 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000106779 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000106779 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000106779 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000106779 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000129551 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129551 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000129551 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129551 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129551 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129551 [Member] | Next PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000129551 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129551 [Member] | Kone OYJ Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129551 [Member] | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129551 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000129551 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129551 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000129551 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000129551 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000129551 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129551 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000129551 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000129551 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000129551 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000129551 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000129551 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129551 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%